Related party transactions	12 Months Ended
Mar. 31, 2018
Related Party [Abstract]
Related party transactions
Related party transactions
On December 9, 2013 the Company entered into a management agreement with certain affiliates of Bain Capital for a term of five years, which was terminated upon the public share offering on March 21, 2017, in accordance with the terms of the agreement. During the year ended March 31, 2017, the Company incurred management fees under the management agreement of $10,286, including $9,564 paid on termination ( 2016 - $1,092).
In the year ended March 31, 2017, the Company incurred interest expense of $3,822 (2016 - $5,598) on the subordinated debt owing to Bain Capital. The subordinated debt and accrued interest was repaid in full on December 2, 2016 in connection with the Recapitalization (note 16).
In connection with the Recapitalization, the Company made a secured, demand, non-interest bearing shareholder advance of $63,576 to DTR, to be extinguished by its settlement against the redemption price for the redemption of the Class D preferred shares of the Company owned by DTR. DTR pledged all of its Class D preferred shares as collateral for the shareholder advance. On January 31, 2017, the Class D preferred shares were redeemed and the shareholder advance was settled in full.
During the year ended March 31, 2018, the Company incurred expenses of $1,070 (2017 - $277) for business services to companies affiliated with members of its Board of Directors. The Company also incurred expenses for travel of $315 (2017 - $477) to companies related to certain shareholders and $nil (2017 - $110) to an affiliate controlled by the majority shareholder for IT services. Balances owing to related parties as at March 31, 2018 were $59 (2017 - $107).
Terms and conditions of transactions with related parties
Transactions with related parties are conducted on terms pursuant to an approved agreement, or are approved by the Board of Directors.
Key management compensation
Key management consists of the Board of Directors, the President and Chief Executive Officer and the executives who report directly to the President and Chief Executive Officer.

	2018	2017	2016
	$	$	$
Short term employee benefits	10,350	5,354	3,484
Long term employee benefits	49	22	12
Termination benefits	240	400	—
Share-based compensation	1,582	4,527	186
Compensation expense	12,221	10,303	3,682